Financial Instruments - Schedule of aging of trade receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 42,999	$ 37,421
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	42,999	37,421
Credit Risk | 0-30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	24,661	22,971
Credit Risk | 31-60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	11,808	12,390
Credit Risk | 61-90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	2,177	1,435
Credit Risk | Over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 4,353	$ 625